Trading Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Trading Securities [Abstract]
Fair Values of the Components of Trading Assets and Liabilities

(Dollars in millions)	2011	2010
Trading Assets
U.S. Treasury securities	$144	$187
Federal agency securities	478	361
U.S. states and political subdivisions	54	123
MBS - agency	412	301
MBS - private	1	15
CDO securities	45	55
ABS	37	59
Corporate and other debt securities	344	743
CP	229	14
Equity securities	91	221
Derivative contracts [1]	2,414	2,743
Trading loans [2]	2,030	1,353
Total trading assets	$6,279	$6,175
Trading Liabilities
U.S. Treasury securities	$569	$439
Corporate and other debt securities	77	398
Equity securities	37	—
Derivative contracts [1]	1,123	1,841
Total trading liabilities	$1,806	$2,678

[1]The current year amount is offset with cash collateral received from or deposited with derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements, due to resolution during the year of certain operational limitations. This presentation is in accordance with applicable accounting standards and applied prospectively.
[2]Includes loans related to TRS.